GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL
GOODWILL

7.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2012, 2013  and 2014  were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2012	44,344	(1,808)	42,536
Increase in goodwill related to acquisitions	21,644	—	21,644
Balance at December 31, 2012	65,988	(1,808)	64,180
Increase in goodwill related to acquisitions	662	—	662
Balance at December 31, 2013	66,650	(1,808)	64,842
Impairment losses recognized	—	(188)	(188)
Balance at December 31, 2014	66,650	(1,996)	64,654